Income Taxes - Disclosure Of Detailed Information About Net Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets		$ 1,064
Deferred tax liabilities	(10,712)	(9,552)
Net deferred tax liability	$ (10,712)	$ (8,488)	$ (7,685)